Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									323,011	443,026	420,200
Net income	$ 745	$ (700)	$ 670	$ 403	$ 761	$ 740	$ 707	$ 209	$ 1,118	$ 2,417	$ 3,003
Weighted average common shares outstanding:
Basic									9,730,797	9,988,322	10,302,201
Effect of dilutive stock options									24,895	20,538	2,615
Diluted									9,755,692	10,008,860	10,304,816
Earnings per share:
Basic	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ 0.08	$ 0.07	$ 0.07	$ 0.02	$ 0.11	$ 0.24	$ 0.29
Diluted	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ 0.08	$ 0.07	$ 0.07	$ 0.02	$ 0.11	$ 0.24	$ 0.29